Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions		KRW (₩)		USD ($)	Share capital KRW (₩)	Share capital USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Accumulated other comprehensive income KRW (₩)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income Assets of a disposal group held for sale. KRW (₩)	Accumulated other comprehensive income Assets of a disposal group held for sale. USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Treasury shares KRW (₩)	Treasury shares USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2020		₩ 43,402,357			₩ 2,090,558		₩ 1,695,988		₩ 16,723,589		₩ 630,011		₩ 0		₩ 22,540,616		₩ (1,136,188)		₩ 857,783
Comprehensive income for the year
Profit (loss) for the year		4,384,381	[1]		0		0		0		0		0		4,409,543		0		(25,162)
Remeasurements of net defined benefit liabilities		(45,510)	[1]		0		0		0		(45,742)		0		0		0		232
Currency translation differences		255,907	[1]		0		0		0		241,273		0		0		0		14,634
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings		(21,300)			0		0		0		201,697		0		(223,928)		0		931
Share of other comprehensive income (losses) of associates and joint ventures		549			0		0		0		549		0		0		0		0
Gains (losses) on cash flow hedging instruments		20,864	[1]		0		0		0		20,864		0		0		0		0
Losses on hedging instruments of net investments in foreign operations		(57,935)	[1]		0		0		0		(57,935)		0		0		0		0
Other comprehensive income or loss arising from separate account		(63,814)			0		0		0		(63,814)		0		0		0		0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		13,715	[1]		0		0		0		13,715		0		0		0		0
Gains (losses) on overlay adjustments		120,282	[1]		0		0		0		120,282		0		0		0		0
Transfer within equity		0			0		0		0		(7,671)		7,671		0		0		0
Total comprehensive income for the year		4,607,139	[1]		0		0		0		423,218		7,671		4,185,615		0		(9,365)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company		(689,653)			0		0		0		0		0		(689,653)		0		0
Quarterly dividends paid to shareholders of the parent company		(292,226)			0		0		0		0		0		(292,226)		0		0
Issuance of hybrid securities		1,142,233			0		1,142,233		0		0		0		0		0		0
Dividends on hybrid securities		(95,682)			0		0		0		0		0		(71,537)		0		(24,145)
Non-controlling interests changes in business combination		1,994			0		0		0		0		0		0		0		1,994
Ownership changes in subsidiaries		192,592			0		0		216,853		(5,955)		0		0		0		(18,306)
Others		25,166			0		0		(211)		0		0		0		0		25,377
Total transactions with shareholders		284,424			0		1,142,233		216,642		(5,955)		0		(1,053,416)		0		(15,080)
Balance at ending (Previously stated [member]) at Dec. 31, 2021		49,366,039			2,090,558		2,838,221		16,940,231		1,375,644		7,671		26,416,564		(1,136,188)		833,338
Balance at ending (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2021	[2]	1,072,119			0		0		0		328,370		0		743,749		0		0
Balance at ending at Dec. 31, 2021	[1]	48,293,920			2,090,558		2,838,221		16,940,231		1,047,274		7,671		25,672,815		(1,136,188)		833,338
Comprehensive income for the year
Profit (loss) for the year		3,931,401	[2]		0		0		0		0		0		4,152,992		0		(221,591)
Remeasurements of net defined benefit liabilities		239,701	[2]		0		0		0		239,623		0		0		0		78
Currency translation differences		165,568	[2]		0		0		0		158,319		(7,671)		0		0		14,920
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings		(6,274,953)			0		0		0		(6,516,516)		0		243,022		0		(1,459)
Share of other comprehensive income (losses) of associates and joint ventures		(362)			0		0		0		(362)		0		0		0		0
Gains (losses) on cash flow hedging instruments		26,168	[2]		0		0		0		26,168		0		0		0		0
Losses on hedging instruments of net investments in foreign operations		(79,085)	[2]		0		0		0		(79,085)		0		0		0		0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		38,855	[2]		0		0		0		38,855		0		0		0		0
Gains (losses) on overlay adjustments	[2]	0
Total comprehensive income for the year		4,054,569	[2]		0		0		0		(125,722)		(7,671)		4,396,014		0		(208,052)
Insurance finance income		6,007,276			0		0		0		6,007,276		0		0		0		0
Transactions with shareholders
Annual dividends paid to shareholders of the parent company		(853,299)			0		0		0		0		0		(853,299)		0		0
Quarterly dividends paid to shareholders of the parent company		(584,452)			0		0		0		0		0		(584,452)		0		0
Issuance of hybrid securities		2,027,837			0		1,596,030		0		0		0		0		0		431,807
Dividends on hybrid securities		(162,496)			0		0		0		0		0		(126,402)		0		(36,094)
Retirement of treasury shares		0			0		0		0		0		0		(300,000)		300,000		0
Others		259,603			0		0		500		0		0		0		0		259,103
Total transactions with shareholders		687,193			0		1,596,030		500		0		0		(1,864,153)		300,000		654,816
Balance at ending at Dec. 31, 2022		54,107,801	[3]	$ 41,912,516	2,090,558	$ 1,619,370	4,434,251	$ 3,434,821	16,940,731	$ 13,122,482	1,249,922	$ 968,204	0	$ 0	28,948,425	$ 22,423,778	(836,188)	$ (647,721)	1,280,102	$ 991,582
Comprehensive income for the year
Profit (loss) for the year		4,563,431		3,534,886	0	0	0	0	0	0	0	0	0	0	4,631,932	3,587,947	0	0	(68,501)	(53,061)
Remeasurements of net defined benefit liabilities		(72,170)		(55,904)	0	0	0	0	0	0	(72,525)	(56,179)	0	0	0	0	0	0	355	275
Currency translation differences		317		245	0	0	0	0	0	0	7,306	5,659	0	0	0	0	0	0	(6,989)	(5,414)
Insurance finance expenses		(2,222,024)		(1,721,205)	0	0	0	0	0	0	(2,222,024)	(1,721,205)	0	0	0	0	0	0	0	0
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings		3,374,076		2,613,598	0	0	0	0	0	0	3,346,061	2,591,897	0	0	27,754	21,499	0	0	261	202
Share of other comprehensive income (losses) of associates and joint ventures		24		19	0	0	0	0	0	0	24	19	0	0	0	0	0	0	0	0
Gains (losses) on cash flow hedging instruments		53,923		41,769	0	0	0	0	0	0	53,923	41,769	0	0	0	0	0	0	0	0
Losses on hedging instruments of net investments in foreign operations		(14,659)		(11,355)	0	0	0	0	0	0	(14,659)	(11,355)	0	0	0	0	0	0	0	0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(52,863)		(40,948)	0	0	0	0	0	0	(52,863)	(40,948)	0	0	0	0	0	0	0	0
Gains (losses) on overlay adjustments		0		0
Total comprehensive income for the year		5,630,055		4,361,105	0	0	0	0	0	0	1,045,243	809,657	0	0	4,659,686	3,609,446	0	0	(74,874)	(57,998)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company		(564,970)		(437,632)	0	0	0	0	0	0	0	0	0	0	(564,970)	(437,632)	0	0	0	0
Quarterly dividends paid to shareholders of the parent company		(586,931)		(454,643)	0	0	0	0	0	0	0	0	0	0	(586,931)	(454,643)	0	0	0	0
Issuance of hybrid securities		1,027,630		796,014	0	0	598,552	463,645	0	0	0	0	0	0	0	0	0	0	429,078	332,369
Dividends on hybrid securities		(242,094)		(187,529)	0	0	0	0	0	0	0	0	0	0	(184,915)	(143,237)	0	0	(57,179)	(44,292)
Acquisition of treasury shares		(571,745)		(442,880)	0	0	0	0	0	0	0	0	0	0	0	0	(571,745)	(442,880)	0	0
Retirement of treasury shares		0		0	0	0	0	0	0	0	0	0	0	0	(242,096)	(187,531)	242,096	187,531	0	0
Ownership changes in subsidiaries		73,564		56,983	0	0	0	0	(292,815)	(226,817)	0	0	0	0	0	0	0	0	366,379	283,800
Total transactions with shareholders		(864,546)		(669,687)	0	0	598,552	463,645	(292,815)	(226,817)	0	0	0	0	(1,578,912)	(1,223,043)	(329,649)	(255,349)	738,278	571,877
Balance at ending at Dec. 31, 2023		₩ 58,873,310		$ 45,603,934	₩ 2,090,558	$ 1,619,370	₩ 5,032,803	$ 3,898,466	₩ 16,647,916	$ 12,895,665	₩ 2,295,165	$ 1,777,861	₩ 0	$ 0	₩ 32,029,199	$ 24,810,181	₩ (1,165,837)	$ (903,070)	₩ 1,943,506	$ 1,505,461

[1]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[2]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[3]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.